Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Short-term borrowings [Abstract]
Total	[1]	¥ 1,368,098	¥ 1,486,733
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	2,878,676	2,929,313
Bonds and notes issued	[3]	4,973,001	4,791,628
Subtotal		7,851,677	7,720,941
Trading balances of secured borrowings		123,335	54,724
Total		7,975,012	7,775,665
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	583,148	832,589
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,917,166	1,376,346
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	876,844	744,275
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	327,595	242,612
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	906,332	899,765
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	361,916	696,041
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	460,014	525,124
Bank borrowings	[1]	294,052	565,130
Other	[1]	¥ 614,032	¥ 396,479

[1]	Includes secured borrowings of ¥170,290 million as of March 31, 2020 and ¥55,569 million as of March 31, 2021.
[2]	Includes secured borrowings of ¥72,543 million as of March 31, 2020 and ¥118,106 million as of March 31, 2021.
[3]	Includes secured borrowings of ¥774,319 million as of March 31, 2020 and ¥788,618 million as of March 31, 2021.